Income Taxes (Details 2)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. Statutory rates		21.00%	34.00%	34.00%
Foreign income not recognized in the U.S.		(19.40%)	(32.50%)	(33.80%)
Foreign income tax rate		25.00%	25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(10.50%)	(8.10%)	(11.50%)
R&D tax credit	[1]	(3.50%)	(2.40%)	(1.50%)
Change in valuation allowance		(1.70%)	(0.30%)	8.00%
Non-taxable permanent difference	[2]	(0.60%)	(7.00%)	7.00%
Effective tax rate		10.30%	8.70%	13.20%

[1]	From 1 January 2018 to 31 December 2020, for R&D expenses incurred for new technology, new products, or new craftsmanship, an extra 75% of the actual expenses incurred are also tax-deductible as an incentive.
[2]	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.